Benefit Contribution Plan (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Defined contribution plan cost recognized	$ 10,959	$ 14,697	$ 39,802	$ 49,268	$ 63,414	$ 81,399
Share price	$ 0.35	$ 0.70	$ 0.35	$ 0.70	$ 0.70	$ 1.09